OTHER ASSETS (Details) - Schedule of Other Assets - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
OTHER ASSETS (Details) - Schedule of Other Assets [Line Items]
Assets arising from reinsurance contracts held (notes 31 and 33)	£ 749
Deferred acquisition and origination costs	90
Settlement balances	743
Corporate pension asset	7,111
Investments in joint ventures and associates	91
Other assets and prepayments	3,742
Total other assets	£ 12,526	£ 12,872
Previously stated [member]
OTHER ASSETS (Details) - Schedule of Other Assets [Line Items]
Assets arising from reinsurance contracts held (notes 31 and 33)		602
Deferred acquisition and origination costs		104
Settlement balances		720
Corporate pension asset		7,786
Investments in joint ventures and associates		65
Other assets and prepayments		4,260
Total other assets		£ 13,537